Commitments and Contingent Liabilities (Details) - USD ($) $ in Thousands			12 Months Ended
	Jul. 18, 2022	May 30, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingent Liabilities [Line Items]
Royalties payable percentage		3.25%
SOFR interest rate			12 months
Research and Development Expense, Software (Excluding Acquired in Process Cost)	$ 220
Development fees			$ 0	$ 0	$ 0
Preclinical Safety Tests [Member]
Commitments and Contingent Liabilities [Line Items]
Development fees		$ 80
Phase 1 Clinical Trial [Member]
Commitments and Contingent Liabilities [Line Items]
Development fees		120
Phase 2a Clinical Trial [Member]
Commitments and Contingent Liabilities [Line Items]
Development fees		150
Phase 2b Clinical Trial [Member]
Commitments and Contingent Liabilities [Line Items]
Development fees		200
Phase 3 Clinicals [Member]
Commitments and Contingent Liabilities [Line Items]
Development fees		500
U.S. Food and Drug Administration [Member]
Commitments and Contingent Liabilities [Line Items]
Development fees		750
Development fees	1,125
EU Regulatory Body [Member]
Commitments and Contingent Liabilities [Line Items]
Development fees		$ 750
Development fees	1,125
Phase 2 Clinical Trial [Member]
Commitments and Contingent Liabilities [Line Items]
Development fees	500
Phase III Clinical Trial [Member]
Commitments and Contingent Liabilities [Line Items]
Development fees	$ 600
Israeli Innovation Authority [Member]
Commitments and Contingent Liabilities [Line Items]
Funding received, percentage			100.00%
Funding received			$ 772
Minimum [Member] | NurExone [Member]
Commitments and Contingent Liabilities [Line Items]
Royalties payable percentage	2.25%
Minimum [Member] | Israeli Innovation Authority [Member]
Commitments and Contingent Liabilities [Line Items]
Royalties payable percentage			3.00%
Maximum [Member] | NurExone [Member]
Commitments and Contingent Liabilities [Line Items]
Royalties payable percentage	0.25%
Maximum [Member] | Israeli Innovation Authority [Member]
Commitments and Contingent Liabilities [Line Items]
Royalties payable percentage			4.50%